Schedule of Fair Value of Financial Liabilities (Details) (Parenthetical) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Class of warrant or right exercise price out of the money threshold	$ 2.50	$ 6.25
Derivative Financial Instruments, Liabilities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Class of warrant or right exercise price out of the money threshold	$ 2.50	$ 6.250
Baker Bros. Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Paid-in-Kind Interest		$ 3.3
Baker Bros. Notes [Member] | Convertible Debt [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Paid-in-Kind Interest	$ 7.1	$ 5.6	$ 2.3
Adjuvant Notes [Member] | Convertible Debt [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Debt instrument reduction in principal and interest percent	10.00%	10.00%
Notes Reduction	$ 2.5	$ 2.5
Debt instrument reduction in interest	$ 0.4	$ 0.4